[LOGO] John Hancock
--------------------
JOHN HANCOCK FUNDS

                                                           John Hancock Funds II

                                             CLASS A, CLASS B AND CLASS C SHARES

                                                  Lifestyle Aggressive Portfolio
                                                      Lifestyle Growth Portfolio
                                                    Lifestyle Balanced Portfolio
                                                    Lifestyle Moderate Portfolio
                                                Lifestyle Conservative Portfolio




--------------------------------------------------------------------------------
Prospectus
10.17.2005

as revised 6.23.2006

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
THE LIFESTYLE PORTFOLIOS
--------------------------------------------------------------------------------
Lifestyle Aggressive Portfolio                                                 6
Lifestyle Growth Portfolio                                                     8
Lifestyle Balanced Portfolio                                                  10
Lifestyle Moderate Portfolio                                                  12
Lifestyle Conservative Portfolio                                              14

YOUR ACCOUNT
--------------------------------------------------------------------------------
Choosing a share class                                                        16
How sales charges are calculated                                              17
Sales charge reductions and waivers                                           17
Opening an account                                                            18
Buying shares                                                                 19
Selling shares                                                                20
Transaction policies                                                          22
Dividends and account policies                                                24
Additional investor services                                                  25

INFORMATION ABOUT THE UNDERLYING FUNDS
--------------------------------------------------------------------------------
Risks of investing in underlying funds                                        26
Description of underlying funds                                               29

FUND DETAILS
--------------------------------------------------------------------------------
Business structure                                                            37

FOR MORE INFORMATION                                                  BACK COVER
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

John Hancock Funds II Lifestyle Portfolios
This prospectus provides information about the five Lifestyle Portfolios which are funds of John Hancock Funds II (sometimes referred to as the "Fund"). Each of the Lifestyle Portfolios is a "fund of funds" which currently invests in a number of other funds of John Hancock Funds II as well as in funds of John Hancock Funds III and may in the future also invest in other funds for which the Fund's investment adviser or any of its affiliates serves as investment adviser ("underlying funds"). The Lifestyle Portfolios seek to provide a variety of comprehensive investment programs designed for differing investment orientations by means of selected investment allocations among the underlying funds.

This prospectus relates to the Class A, Class B and Class C shares of the Lifestyle Portfolios.

Risks of mutual funds
Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

Investment management
John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to John Hancock Funds II and each of the Lifestyle Portfolios as well as to John Hancock Funds III. The Adviser administers the business and affairs of John Hancock Funds II and retains and compensates an investment subadviser to manage the assets of the Lifestyle Portfolios. The Adviser and the subadviser to the Lifestyle Portfolios are registered as investment advisers under the Investment Advisers Act of 1940. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

FUND INFORMATION KEY
--------------------------------------------------------------------------------
Concise descriptions of each of the Lifestyle Portfolios are set forth below. Each description provides the following information:

[GRAPHIC]  Goal and strategy
           The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]  Past performance
           The fund's total return, measured year-by-year and over time.

[GRAPHIC]  Main risks
           The major risk factors associated with the fund.

[GRAPHIC]  Your expenses
           The overall costs borne by an investor in the fund, including sales charges and annual expenses.

The Lifestyle Portfolios
--------------------------------------------------------------------------------
There are five Lifestyle Portfolios: Aggressive, Growth, Balanced, Moderate and Conservative. Each Lifestyle Portfolio is a "fund of funds" which invests in a number of underlying funds.

Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the Lifestyle Portfolios offer five distinct, comprehensive investment programs designed for differing investment orientations. Each Lifestyle Portfolio has a target percentage allocation between the two kinds of underlying funds: those that invest primarily in equity securities ("equity funds") and those that invest primarily in fixed-income securities ("fixed-income funds").

                                                           Target allocation among underlying funds:
Lifestyle        Investment                                -----------------------------------------
portfolio        objective                                 Equity funds       Fixed-income funds
----------------------------------------------------------------------------------------------------
Aggressive       Long-term growth of capital.
                 Current income is not a consideration.   100%                --

----------------------------------------------------------------------------------------------------
Growth           Long-term growth of capital.
                 Current income is also a consideration.   80%                20%

----------------------------------------------------------------------------------------------------
Balanced         A balance between a high level of current
                 income and growth of capital, with a
                 greater emphasis on growth of capital.    60%                40%

----------------------------------------------------------------------------------------------------
Moderate         A balance between a high level of current
                 income and growth of capital, with a
                 greater emphasis on income.               40%                60%

----------------------------------------------------------------------------------------------------
Conservative     A high level of current income with
                 some consideration given to growth
                 of capital.                               20%                80%
----------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------

The Lifestyle Portfolios offer a number of share classes which have different expense and distribution or shareholder services arrangements. Each Lifestyle Portfolio, however, invests only in Class NAV shares of the underlying funds. Class NAV shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees.

Each Lifestyle Portfolio is monitored daily. To maintain target allocations in the underlying funds, daily cash flow for each Lifestyle Portfolio will be directed to its underlying funds that most deviate from target. Quarterly, the subadviser may also rebalance each Lifestyle Portfolio's underlying funds to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific underlying funds held by a Lifestyle Portfolio. Such adjustments may be made to increase or decrease the Lifestyle Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the Lifestyle Portfolio's assets subject to the management of a particular underlying fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of each Lifestyle Portfolio will reflect both its subadviser's allocation decisions with respect to underlying funds and the investment decisions made by the of the underlying funds' subadvisers. Each Lifestyle Portfolio bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Underlying funds
For a brief description of each underlying fund and its categorization as an equity or a fixed-income fund, see p. 29.

Because the Lifestyle Portfolios invest principally in shares of underlying funds, each is considered "non-diversified." Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial markets' assessment, of a company whose securities are held by the fund. This risk is greatly reduced in the case of the Lifestyle Portfolios since the underlying funds in which they invest have diverse holdings.

Subadviser and consultant
MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)") is the subadviser to the Lifestyle Portfolios and formulates a continuous investment program for each consistent with its investment goal and strategies.

Deutsche Asset Management, Inc. ("DeAM") provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifestyle Portfolios.

Lifestyle Aggressive Portfolio

[GRAPHIC} GOAL AND STRATEGY

The fund seeks long-term growth of capital. Current income is not a consideration. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 100% of its assets in underlying funds which invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity funds, the fund may have an equity/fixed-income fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

--------------------------------------------------------------------------------
[GRAPHIC]  PAST PERFORMANCE

The fund's initial registration statement became effective on October 17, 2005. Performance information is not presented.

[GRAPHIC] MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests primarily in underlying funds which invest in equity securities, including foreign securities.

|_| Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

|_| Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds -- Risks of Investing in Underlying Funds."

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses                                             Class A            Class B               Class C
------------------------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                                      5.00%               none                  none
------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                           none(4)             5.00%                 1.00%
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Annual operating expenses(1)                                                Class A             Class B               Class C
------------------------------------------------------------------------------------------------------------------------------
Management fee                                                                0.05%               0.05%                 0.05%
------------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                         0.30%               1.00%                 1.00%
------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                                0.49%               0.49%                 0.49%
------------------------------------------------------------------------------------------------------------------------------
Total fund operating expenses                                                 0.84%               1.54%                 1.54%
------------------------------------------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 11-1-06)(2)                 0.18%               0.18%                 0.18%
------------------------------------------------------------------------------------------------------------------------------
Net fund operating expenses                                                   0.66%               1.36%                 1.36%
------------------------------------------------------------------------------------------------------------------------------
Estimated underlying fund expenses(3)                                         0.94%               0.94%                 0.94%
------------------------------------------------------------------------------------------------------------------------------
Net fund operating expenses and underlying fund expenses                      1.60%               2.30%                 2.30%
------------------------------------------------------------------------------------------------------------------------------

(1)  Based on estimated expenses for the current fiscal year.
(2) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.
(3) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."
(4) Except for investments of $1 million or more; see "How Sales Charges are Calculated".

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                              Year 1     Year 3    Year 5      Year 10
--------------------------------------------------------------------------------
Class A                                $655       $1,016    $1,400     $2,476
--------------------------------------------------------------------------------
Class B with redemption                $733       $1,055    $1,504     $2,630(1)
--------------------------------------------------------------------------------
Class B without redemption             $233       $  755    $1,304     $2,630(1)
--------------------------------------------------------------------------------
Class C with redemption                $333       $  755    $1,304     $2,803
--------------------------------------------------------------------------------
Class C without redemption             $233       $  755    $1,304     $2,803
--------------------------------------------------------------------------------

(1) Reflects conversion of Class B shares to Class A shares after eight years.

---------------------------------------
SUBADVISER
MFC Global (U.S.A.)

FUND CODES
Class A      Ticker           JALAX
             CUSIP            47803V572
             Newspaper        --
             SEC number       811-21779
             JH fund number   96

Class B      Ticker           JBLAX
             CUSIP            47803V564
             Newspaper        --
             SEC number       811-21779
             JH fund number   196

Class C      Ticker           JCLAX
             CUSIP            47803V556
             Newspaper        --
             SEC number       811-21779
             JH fund number   596

Lifestyle Growth Portfolio

[GRAPHIC] GOAL AND STRATEGY

The fund seeks long-term growth of capital. Current income is also a consideration. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 80% of its assets in underlying funds which invest primarily in equity securities and approximately 20% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity funds and 20% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 90%/10% or 70%/30%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The fund's initial registration statement became effective on October 17, 2005. Performance information is not presented.

[GRAPHIC] MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in equity securities and fixed-income securities, including foreign securities.

|_| Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

|_| Fixed-income Securities Risk. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the underlying funds' portfolios could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

|_| High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

|_| Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds -- Risks of Investing in Underlying Funds."

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses                                             Class A            Class B               Class C
------------------------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                                      5.00%               none                  none
------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                           none(4)             5.00%                 1.00%
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Annual operating expenses(1)                                                Class A             Class B               Class C
------------------------------------------------------------------------------------------------------------------------------
Management fee                                                                0.05%               0.05%                 0.05%
------------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                         0.30%               1.00%                 1.00%
------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                                0.49%               0.49%                 0.49%
------------------------------------------------------------------------------------------------------------------------------
Total fund operating expenses                                                 0.84%               1.54%                 1.54%
------------------------------------------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 11-1-06)(2)                 0.18%               0.18%                 0.18%
------------------------------------------------------------------------------------------------------------------------------
Net fund operating expenses                                                   0.66%               1.36%                 1.36%
------------------------------------------------------------------------------------------------------------------------------
Estimated underlying fund expenses(3)                                         0.89%               0.89%                 0.89%
------------------------------------------------------------------------------------------------------------------------------
Net fund operating expenses and underlying fund expenses                      1.55%               2.25%                 2.25%
------------------------------------------------------------------------------------------------------------------------------

(1)  Based on estimated expenses for the current fiscal year.
(2) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.
(3) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."
(4) Except for investments of $1 million or more; see "How Sales Charges Are Calculated".

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                              Year 1     Year 3    Year 5      Year 10
--------------------------------------------------------------------------------
Class A                               $650        $1,001    $1,376     $2,425
--------------------------------------------------------------------------------
Class B with redemption               $728        $1,040    $1,479     $2,579(1)
--------------------------------------------------------------------------------
Class B without redemption            $228        $  740    $1,279     $2,579(1)
--------------------------------------------------------------------------------
Class C with redemption               $328        $  740    $1,279     $2,753
--------------------------------------------------------------------------------
Class C without redemption            $228        $  740    $1,279     $2,753
--------------------------------------------------------------------------------

(1)  Reflects conversion of Class B shares to Class A shares after eight years.

---------------------------------------
SUBADVISER
MFC Global (U.S.A.)

FUND CODES
Class A     Ticker          JALGX
            CUSIP           47803V333
            Newspaper       --
            SEC number      811-21779
            JH fund number  4

Class B     Ticker          JBLGX
            CUSIP           47803V325
            Newspaper       --
            SEC number      811-21779
            JH fund number  104

Class C     Ticker          JCLGX
            CUSIP           47803V317
            Newspaper       --
            SEC number      811-21779
            JH fund number  504

Lifestyle Balanced Portfolio

[GRAPHIC] GOAL AND STRATEGY

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 60% of its assets in underlying funds which invest primarily in equity securities and approximately 40% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 60% of assets in equity funds and 40% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 70%/30% or 50%/50%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The fund's initial registration statement became effective on October 17, 2005. Performance information is not presented.

[GRAPHIC] MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in equity securities and fixed-income securities, including foreign securities.

|_| Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

|_| Fixed-Income Securities Risk. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the underlying funds' portfolios could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

|_| High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities- ties offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

|_| Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds -- Risks of Investing in Underlying Funds."

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses                                             Class A            Class B               Class C
------------------------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                                      5.00%               none                  none
------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a %of purchase or sale price, whichever is less                            none(4)             5.00%                 1.00%
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Annual operating expenses(1)                                                Class A             Class B               Class C
------------------------------------------------------------------------------------------------------------------------------
Management fee                                                                0.05%               0.05%                 0.05%
------------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                         0.30%               1.00%                 1.00%
------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                                0.49%               0.49%                 0.49%
------------------------------------------------------------------------------------------------------------------------------
Total fund operating expenses                                                 0.84%               1.54%                 1.54%
------------------------------------------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 11-1-06)(2)                 0.18%               0.18%                 0.18%
------------------------------------------------------------------------------------------------------------------------------
Net fund operating expenses                                                   0.66%               1.36%                 1.36%
------------------------------------------------------------------------------------------------------------------------------
Estimated underlying fund expenses(3)                                         0.84%               0.84%                 0.84%
------------------------------------------------------------------------------------------------------------------------------
Net fund operating expenses and underlying fund expenses                      1.50%               2.20%                 2.20%
------------------------------------------------------------------------------------------------------------------------------

(1)  Based on estimated expenses for the current fiscal year.
(2) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.
(3) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."
(4) Except for investments of $1 million or more; see "How Sales Charges Are Calculated".

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                              Year 1     Year 3    Year 5      Year 10
--------------------------------------------------------------------------------
Class A                                $645       $  986    $1,351     $2,373
--------------------------------------------------------------------------------
Class B with redemption                $723       $1,025    $1,454     $2,528(1)
--------------------------------------------------------------------------------
Class B without redemption             $223       $  725    $1,254     $2,528(1)
--------------------------------------------------------------------------------
Class C with redemption                $323       $  725    $1,254     $2,703
--------------------------------------------------------------------------------
Class C without redemption             $223       $  725    $1,254     $2,703
--------------------------------------------------------------------------------

(1)  Reflects conversion of Class B shares to Class A shares after eight years.

SUBADVISER
MFC Global (U.S.A.)

FUND CODES
Class A     Ticker          JALBX
            CUSIP           47803V481
            Newspaper       --
            SEC number      811-21779
            JH fund number  7

Class B     Ticker          JBLBX
            CUSIP           47803V473
            Newspaper       --
            SEC number      811-21779
            JH fund number  107

Class C     Ticker          JCLBX
            CUSIP           47803V465
            Newspaper       --
            SEC number      811-21779
            JH fund number  507

Lifestyle Moderate Portfolio

[GRAPHIC] GOAL AND STRATEGY

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 40% of its assets in underlying funds which invest primarily in equity securities and approximately 60% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity funds and 60% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 50/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The fund's initial registration statement became effective on October 17, 2005. Performance information is not presented.

[GRAPHIC] MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities.

|_| Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the underlying funds, the more sensitive the fund is to interest rate risk.

|_| Credit Risk. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the underlying funds may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

|_| High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

|_| Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

|_| Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds -- Risks of Investing in Underlying Funds."

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses                                             Class A            Class B               Class C
------------------------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                                      5.00%               none                  none
------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                           none(4)             5.00%                 1.00%
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Annual operating expenses(1)                                                Class A             Class B               Class C
------------------------------------------------------------------------------------------------------------------------------
Management fee                                                                0.05%               0.05%                 0.05%
------------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                         0.30%               1.00%                 1.00%
------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                                0.49%               0.49%                 0.49%
------------------------------------------------------------------------------------------------------------------------------
Total fund operating expenses                                                 0.84%               1.54%                 1.54%
------------------------------------------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 11-1-06)(2)                 0.18%               0.18%                 0.18%
------------------------------------------------------------------------------------------------------------------------------
Net fund operating expenses                                                   0.66%               1.36%                 1.36%
------------------------------------------------------------------------------------------------------------------------------
Estimated underlying fund expenses(3)                                         0.80%               0.80%                 0.80%
------------------------------------------------------------------------------------------------------------------------------
Net fund operating expenses and underlying fund expenses                      1.46%               2.16%                 2.16%
------------------------------------------------------------------------------------------------------------------------------

(1)  Based on estimated expenses for the current fiscal year.
(2) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.
(3) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."
(4) Except for investments of $1 million or more; see "How Sales Charges Are Calculated".

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                              Year 1     Year 3    Year 5      Year 10
--------------------------------------------------------------------------------
Class A                                $641       $  975    $1,331     $2,332
--------------------------------------------------------------------------------
Class B with redemption                $719       $1,013    $1,434     $2,488(1)
--------------------------------------------------------------------------------
Class B without redemption             $219       $  713    $1,234     $2,488(1)
--------------------------------------------------------------------------------
Class C with redemption                $319       $  713    $1,234     $2,662
--------------------------------------------------------------------------------
Class C without redemption             $219       $  713    $1,234     $2,662
--------------------------------------------------------------------------------

(1) Reflects conversion of Class B shares to Class A shares after eight years.

--------------------------------------
SUBADVISER
MFC Global (U.S.A.)

FUND CODES
Class A     Ticker          JALMX
            CUSIP           47803V259
            Newspaper       --
            SEC number      811-21779
            JH fund number  97

Class B     Ticker          JBLMX
            CUSIP           47803V242
            Newspaper       --
            SEC number      811-21779
            JH fund number  197

Class C     Ticker          JCLMX
            CUSIP           47803V234
            Newspaper       --
            SEC number      811-21779
            JH fund number  597

Lifestyle Conservative Portfolio

[GRAPHIC] GOAL AND STRATEGY

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 20% of its assets in underlying funds which invest primarily in equity securities and approximately 80% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its investment allocation of approximately 20% of assets in equity funds and 80% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 30/70% or 10%/90%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The fund's initial registration statement became effective on October 17, 2005. Performance information is not presented.

[GRAPHIC] MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities.

|_| Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the underlying funds, the more sensitive the fund is to interest rate risk.

|_| Credit Risk. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the underlying fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

|_| High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities- ties offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

|_| Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

|_| Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds -- Risks of Investing in Underlying Funds."

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses                                             Class A            Class B               Class C
------------------------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                                      5.00%               none                  none
------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                           none(4)             5.00%                 1.00%
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Annual operating expenses(1)                                                Class A             Class B               Class C
------------------------------------------------------------------------------------------------------------------------------
Management fee                                                                0.05%               0.05%                 0.05%
------------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                         0.30%               1.00%                 1.00%
------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                                0.49%               0.49%                 0.49%
------------------------------------------------------------------------------------------------------------------------------
Total fund operating expenses                                                 0.84%               1.54%                 1.54%
------------------------------------------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 11-1-06)(2)                 0.18%               0.18%                 0.18%
------------------------------------------------------------------------------------------------------------------------------
Net fund operating expenses                                                   0.66%               1.36%                 1.36%
------------------------------------------------------------------------------------------------------------------------------
Estimated underlying fund expenses(3)                                         0.76%               0.76%                 0.76%
------------------------------------------------------------------------------------------------------------------------------
Net fund operating expenses and underlying fund expenses                      1.42%               2.12%                 2.12%
------------------------------------------------------------------------------------------------------------------------------

(1)  Based on estimated expenses for the current fiscal year.
(2) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.
(3) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."
(4) Except for investments of $1 million or more; see "How Sales Charges Are Calculated".

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                              Year 1     Year 3    Year 5      Year 10
--------------------------------------------------------------------------------
Class A                                $637       $  963    $1,311     $2,291
--------------------------------------------------------------------------------
Class B with redemption                $715       $1,001    $1,414     $2,446(1)
--------------------------------------------------------------------------------
Class B without redemption             $215       $  701    $1,214     $2,446(1)
--------------------------------------------------------------------------------
Class C with redemption                $315       $  701    $1,214     $2,622
--------------------------------------------------------------------------------
Class C without redemption             $215       $  701    $1,214     $2,622
--------------------------------------------------------------------------------

(1) Reflects conversion of Class B shares to Class A shares after eight years.

-------------------------------------
SUBADVISER
MFC Global (U.S.A.)

FUND CODES
Class A     Ticker          JALRX
            CUSIP           47803V416
            Newspaper       --
            SEC number      811-21779
            JH fund number  98

Class B     Ticker          JBLCX
            CUSIP           47803V390
            Newspaper       --
            SEC number      811-21779
            JH fund number  198

Class C     Ticker          JCLCX
            CUSIP           47803V382
            Newspaper       --
            SEC number      811-21779
            JH fund number  598

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

|_|  A front-end sales charge, as described at right.

|_|  Distribution and service (12b-1) fees of 0.30%.

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

|_|  No front-end sales charge; all your money goes to work for you right away.

|_|  Distribution and service (12b-1) fees of 1.00%.

|_|  A contingent deferred sales charge, as described on the following page.

|_| Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

|_|  No front-end sales charge; all your money goes to work for you right away.

|_|  Distribution and service (12b-1) fees of 1.00%.

|_| A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

|_| No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The retirement plan types listed below not currently invested in Class A, Class B and Class C of John Hancock Funds shares are not eligible to purchase Class A, Class B and Class C shares. Such plans may invest only in Class R3, Class R4 and Class R5 shares, which are described in a separate prospectus. Such plans are: retirement plans ("Retirement Plans") including pension, profit-sharing and other plans ("plans") qualified under Section 401(a) or described in Sections 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), and non-qualified deferred compensation plans. Retirement Plans do not include IRA accounts except for Rollover IRA accounts for participants whose plans are invested in John Hancock Funds Class R shares. Retirement Plans do not include retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) accounts and other individual retirement accounts.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

12b-1 fees Rule 12b-1 fees will be paid to the Fund's distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers ("NASD").

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structures, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the funds in two principal ways:

|_|  directly, by the payment of sales commissions, if any; and

|_|  indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the funds' shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the funds' net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.

The statement of additional information discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the funds, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the funds, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for funds. If your intermediary provides these services, the investment adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the funds.

16  YOUR ACCOUNT

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------

                                As a % of               As a % of your
Your investment            offering price*                  investment
--------------------------------------------------------------------------------
Up to $49,999                       5.00%                        5.26%
--------------------------------------------------------------------------------
$50,000 -- $99,999                  4.50%                        4.71%
--------------------------------------------------------------------------------
$100,000 -- $249,999                3.50%                        3.63%
--------------------------------------------------------------------------------
$250,000 -- $499,999                2.50%                        2.56%
--------------------------------------------------------------------------------
$500,000 -- $999,999                2.00%                        2.04%
--------------------------------------------------------------------------------
$1,000,000 and over             See Below
--------------------------------------------------------------------------------

* Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class R or Class I shares of any John Hancock funds. To receive the reduced sales charge, you must tell your broker or financial adviser at the time you purchase a fund's Class A shares about any other John Hancock Retail Funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the Fund's Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled "Initial Sales Charge on Class A Shares" in the Fund's SAI. You may request a Statement of Additional Information from your broker or financial adviser, access the Fund's Web site at www.jhfunds.com, or call John Hancock Signature Services, Inc. ("Signature Services") at 1-800-225-5291.

Investments of $1 million or more Class A shares are available with no front-end sales charge. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission was paid that are sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
Class A deferred sales charges on investments of $1 million or more
--------------------------------------------------------------------------------

Your investment                                          CDSC on shares
                                                             being sold
--------------------------------------------------------------------------------
First $1M -- $4,999,999                                           1.00%
--------------------------------------------------------------------------------
Next $1 -- $5M above that                                         0.50%
--------------------------------------------------------------------------------
Next $1 or more above that                                        0.25%
--------------------------------------------------------------------------------

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------

                                                         CDSC on shares
Years after purchase                                         being sold
--------------------------------------------------------------------------------
1st year                                                          5.00%
--------------------------------------------------------------------------------
2nd year                                                          4.00%
--------------------------------------------------------------------------------
3rd or 4th year                                                   3.00%
--------------------------------------------------------------------------------
5th year                                                          2.00%
--------------------------------------------------------------------------------
6th year                                                          1.00%
--------------------------------------------------------------------------------
After 6th year                                                     none
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------

Years after purchase                                               CDSC
--------------------------------------------------------------------------------
1st year                                                          1.00%
--------------------------------------------------------------------------------
After 1st year                                                     none
--------------------------------------------------------------------------------

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

|_| Accumulation Privilege -- lets you add the value of any Class A, Class B, Class C or Class I shares of any John Hancock fund you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

|_| Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include Accumulations and Combinations as well as your current holdings of all Class A, Class B, Class C and Class I shares of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your

                                                                 YOUR ACCOUNT 17
     sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement account investors is a 48-month Letter of Intention, described in the SAI.

|_| Combination Privilege -- lets you combine Class A, Class B, Class C and Class I shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250 per account opened), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

|_|  to make payments through certain systematic withdrawal plans

|_| certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

|_| redemptions pursuant to a fund's right to liquidate an account less than $1,000 3 to make certain distributions from a retirement plan 3 because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock retail fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including: 3 selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

|_| financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

|_| fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

|_| individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA

|_| individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a ROTH IRA

|_| participants in certain 529 plans that have a signed agreement with John Hancock Funds LLC

|_| certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

|_| exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" in this prospectus for additional details)

|_| dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1    Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the Lifestyle Portfolios are as follows:

     |_|  non-retirement account: $1,000

     |_|  retirement account: $500 3 group investments: $250

     |_| Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

     |_| there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the Distributor.

3 All shareholders must complete the account application, carefully following the instructions. When opening a corporate account, you must submit: (1) a new account application; (2) a corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form; and (3) articles of incorporation or a government-issued business license. When opening a trust account, you must submit: (1) a new account application and (2) a copy of the trust document certified within the past 12 months. You must notify your financial representative or Signature Services if this information changes. Signature Services reserves the right to require additional documentation prior to opening any account. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the instructions on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

18  YOUR ACCOUNT

------------------------------------------------------------------------------------------------------------------------------------
Buying shares
------------------------------------------------------------------------------------------------------------------------------------
           Opening an account                                            Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[clip art] |_|  Make out a check for the investment amount, payable to   |_|  Make out a check for the investment amount, payable to
                "John Hancock Signature Services, Inc."                       "John Hancock Signature Services, Inc."

           |_|  Deliver the check and your completed application to      |_|  If your account statement has a detachable investment
                your financial representative, or mail them to                slip, please complete in its entirety. If no slip is
                Signature Services (address below).                           available, include a note specifying the fund name(s),
                                                                              your share class, your account number and the name(s)
                                                                              in which the account is registered.

                                                                         |_|  Deliver the check and your investment slip or note to
                                                                              your financial representative, or mail them to
                                                                              Signature Services (address below).

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------

[clip art] |_|  Call your financial representative or Signature          |_|  Log on to www.jhfunds.com to process exchanges between
                Services to request an exchange.                              funds.

                                                                         |_|  Call EASI-Line for automated service 24 hours a day
                                                                              using your touch-tone phone at 1-800-338-8080.

                                                                         |_|  Call your financial representative or Signature
                                                                              Services to request an exchange.

------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------

[clip art] |_|  Deliver your completed application to your financial     |_|  Obtain your account number by calling your financial
                representative, or mail it to Signature Services.             representative or Signature Services.

           |_|  Obtain your account number by calling your financial     |_|  Specify the fund name(s), your share class, your
                representative or Signature Services.                         account Instruct your bank to wire the amount of your
                                                                              investment. number and the name(s) in which the
           |_|  Specify the fund name(s), your share class, your              account is registered.
                account Instruct your bank to wire the amount of your
                investment. number and the name(s) in which the account
                is registered.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------

[clip art] See "By exchange" and "By wire."                              Verify that your bank or credit union is a member of the
                                                                         Automated Clearing House (ACH) system.

                                                                         |_|  Complete the "To Purchase, Exchange or Redeem Shares
                                                                              via Telephone" and "Bank Information" sections on your
                                                                              account application.

                                                                         |_|  Log on to www.jhfunds.com to initiate purchases using
                                                                              your authorized bank account.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------

[clip art] See "By exchange" and "By wire."                              |_|  Verify that your bank or credit union is a member of
                                                                              the Automated Clearing House (ACH) system.

                                                                         |_|  Complete the "To Purchase, Exchange or Redeem Shares
                                                                              via Telephone" and "Bank Information" sections on your
                                                                              account application.

                                                                         |_|  Call Signature Services between 8:00 A.M. and 7:00
                                                                              P.M. Eastern Time on most business days to verify
-------------------------------------------------------------                 that these features are in place on your account.
Address:
John Hancock Signature Services, Inc.                                    |_|  Call your financial representative or Signature
1 John Hancock Way, Suite 1000                                                Services with the fund name(s), your share class, your
Boston, MA 02217-1000                                                         account number, Address: the name(s) in which the
                                                                              account is registered and the amount of your
Phone Number: 1-800-225-5291                                                  investment.

Or contact your financial representative for instructions and            To open or add to an account using the Monthly Automatic
assistance.                                                              Accumulation Program, see "Additional investor services."
-------------------------------------------------------------

                                                                 YOUR ACCOUNT 19

------------------------------------------------------------------------------------------------------------------------------------
Selling shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                      To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[clip art] |_|  Accounts of any type.                                 |_|  Write a letter of instruction or complete a stock power
                                                                           indicating the fund name, your share class, your
           |_|  Sales of any amount.                                       account number, the name(s) in which the account is
                                                                           registered and the dollar value or number of shares you
                                                                           wish to sell.

                                                                      |_|  Include all signatures and any additional documents
                                                                           that may be required (see next page).

                                                                      |_|  Mail the materials to Signature Services.

                                                                      |_|  A check will be mailed to the name(s) and address in
                                                                           which the account is registered, or otherwise according
                                                                           to your letter of instruction.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------

[clip art] |_|  Most accounts.                                        |_|  Log on to www.jhfunds.com to initiate redemptions from
                                                                           your funds.
           |_|  Sales of up to $100,000.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------

[clip art] |_|  Most accounts.                                        |_|  Call EASI-Line for automated service 24 hours a day
                                                                           using your touch-tone phone at 1-800-338-8080.
           |_|  Sales of up to $100,000.
                                                                      |_|  Call your financial representative or call Signature
                                                                           Services between 8 A.M. and 7 P.M. Eastern Time on most
                                                                           business days.

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------

[clip art] |_|  Requests by letter to sell any amount.                |_|  To verify that the Internet or telephone redemption
                                                                           privilege is in place on an account, or to request the
           |_|  Requests by Internet or phone to sell up to $100,000.      form to add it to an existing account, call Signature
                                                                           Services.

                                                                      |_|  Amounts of $1,000 or more will be wired on the next
                                                                           business day. A $4 fee will be deducted from your
                                                                           account.

                                                                      |_|  Amounts of less than $1,000 may be sent by EFT or by
                                                                           check. Funds from EFT transactions are generally
                                                                           available by the second business day. Your bank may
                                                                           charge a fee for this service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------

[clip art] |_|  Accounts of any type.                                 |_|  Obtain a current prospectus for the fund into which you
                                                                           are exchanging by Internet or by calling your financial
           |_|  Sales of any amount.                                       representative or Signature Services.

                                                                      |_|  Log on to www.jhfunds.com to process exchanges between
                                                                           your funds.

                                                                      |_|  Call EASI-Line for automated service 24 hours a day
                                                                           using your touch-tone phone at 1-800-338-8080.

                                                                      |_|  Call your financial representative or Signature
                                                                           Services to request an exchange.

To sell shares through a systematic withdrawal plan, see
"Additional investor services."


20 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will          |_|  you are selling more than $100,000 worth of shares --
need to make your request to sell shares in writing. You may               This requirement is waived for certain entities
need to include additional items with your request, unless                 operating under a signed fax trading agreement with
they were previously provided to Signature Services and are                John Hancock.
still accurate. These items are shown in the table below.
You may also need to include a signature guarantee, which             |_|  you are requesting payment other than by a check mailed
protects you against fraudulent orders. You will need a                    to the address of record and payable to the registered
signature guarantee if:                                                    owner(s)

|_|  your address of record has changed within the past               You will need to obtain your signature guarantee from a
     30 days                                                          member of the Signature Guarantee Medallion Program. Most
                                                                      brokers and securities dealers are members of this program.
                                                                      A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                                Requirements for written requests
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial          |_|  Letter of instruction.
accounts for minors).
                                                                      |_|  On the letter, the signatures of all persons authorized
                                                                           to sign for the account, exactly as the account is
                                                                           registered.

                                                                      |_|  Signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general partner or          |_|  Letter of instruction.
association accounts.
                                                                      |_|  Corporate business/organization resolution, certified
                                                                           within the past 12 months, or a John Hancock Funds
                                                                           business/organization certification form.

                                                                      |_|  On the letter and the resolution, the signature of the
                                                                           person(s) authorized to sign for the account.

                                                                      |_|  Signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts.                                 |_|  Letter of instruction.

                                                                      |_|  On the letter, the signature(s) of the trustee(s).

                                                                      |_|  Copy of the trust document certified within the past 12
                                                                           months or a John Hancock Funds trust certification form.

                                                                      |_|  Signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship with           |_|  Letter of instruction signed by surviving tenant.
a deceased co-tenant(s).
                                                                      |_|  Copy of death certificate.

                                                                      |_|  Signature guarantee if applicable (see above).

                                                                      |_|  Inheritance Tax Waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                                     |_|  Letter of instruction signed by executor.

                                                                      |_|  Copy of order appointing executor, certified within the
                                                                           past 12 months.

                                                                      |_|  Signature guarantee if applicable (see above).

                                                                      |_|  Inheritance Tax Waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers or          |_|  Call 1-800-225-5291 for instructions.
account types not listed above.

------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions
and assistance.
-------------------------------------------------------------

                                                                 YOUR ACCOUNT 21

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The NAV for each Lifestyle Portfolio is calculated based upon the NAVs of the underlying funds in which it invests. The prospectuses for the underlying funds explain the circumstances under which those funds use fair-value pricing and the effects of doing so.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of a class of one fund of John Hancock Funds II for shares of the same class of any other fund of John Hancock Funds II or John Hancock Funds III or any other John Hancock retail fund which is then offering that class, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds of John Hancock Funds II are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. John Hancock Funds II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The Board of Trustees of John Hancock Funds II has adopted the following policies and procedures by which the Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The Fund, through its agents, undertakes to use its best efforts to exercise the Fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or preestablished exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

22 YOUR ACCOUNT

These exchange limits are subject to the Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage a fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Fund.

Excessive trading risk To the extent that the Fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

|_| A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage). The following funds have significant investments in small or mid-capitalization stocks: Emerging Growth, Emerging Small Company, Small Cap Growth, Small Cap Opportunities, Small Cap, Small Cap Value, Small Company, Small Company Growth, Small Company Value, Special Value, Value Opportunities, Dynamic Growth, Growth Opportunities, Mid Cap Core, Mid Cap Stock, Mid Cap Value, Quantitative Mid Cap, Value and Vista Funds.

|_| A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. The following funds have significant investments in foreign securities: Global, International Growth, International Opportunities, International Small Cap, International Stock, International Value, Pacific Rim and Vista Funds.

|_| A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities. The following funds have significant investments in junk bonds: High Yield, Spectrum Income and U.S. High Yield Funds.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds II is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares The funds do not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

                                                                 YOUR ACCOUNT 23

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

|_| after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

|_|  after any changes of name or address of the registered owner(s)

|_|  in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The Lifestyle Aggressive Portfolio and Lifestyle Growth Portfolio generally declare and pay income dividends annually. The Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio and Lifestyle Conservative Portfolio declare and pay income dividends on a quarterly basis. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

24 YOUR ACCOUNT

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP)
MAAP lets you set up regular investments from your paycheck or bank account to the Lifestyle Portfolios of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

|_|  Complete the appropriate parts of your account application.

|_| If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

|_|  Make sure you have at least $5,000 worth of shares in your account.

|_| Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

|_| Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

|_| Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

|_| Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans The Distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Fund securities The Statement of Additional Information of the fund contains a description of the fund's policies and procedures regarding disclosure of the fund's portfolio holdings. (See "Procedures Regarding Disclosure of Trust Portfolio Holdings")

Each fund invests in shares of other fund portfolios. The holdings of each fund in other funds will be posted to the website listed below within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of a fund. In addition, the ten largest holdings of each fund of the fund will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The fund's Form N-CSR and Form N-Q will contain each fund's entire portfolio holdings as of the applicable calendar quarter end. https://www.my401ksales.com

                                                                 YOUR ACCOUNT 25

Information about the underlying funds

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS

By owning shares of underlying funds, each of the Lifestyle Portfolios indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies, and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives.

Equity securities Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an underlying fund could decline if the financial condition of the companies the fund invests in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Fixed-income securities Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit quality risk Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after an underlying fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Underlying funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

Investment grade fixed-income securities in the lowest rating category Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed-income securities Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

General risks

|_| Risk to principal and income Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

|_| Price volatility The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

|_| Liquidity The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

|_| Dependence on subadviser's own credit analysis While a subadviser to an underlying fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed-income securities Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed-income securities Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected

26 YOUR ACCOUNT
by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Small and medium size companies

Small or unseasoned companies

|_| Survival of small or unseasoned companies Companies that are small or unseasoned (less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

|_| Changes in earnings and business prospects Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

|_| Liquidity The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

|_| Impact of buying or selling shares Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

|_| Publicly available information There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium size companies

|_| Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

Foreign securities The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

|_| Currency fluctuations Investments in foreign securities may cause an underlying fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the fund could still lose money.

|_| Political and economic conditions Investments in foreign securities subject an underlying fund to the political or economic conditions of the foreign country. These conditions could cause fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the fund from selling its investment and taking the money out of the country.

|_| Removal of proceeds of investments from a foreign country Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, an underlying fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

|_| Nationalization of assets Investments in foreign securities subject an underlying fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

|_| Settlement of sales Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the underlying fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

|_| Investor Protection Standards Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for an underlying fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

Hedging and other strategic transactions Individual underlying funds may be authorized to use a variety of investment strategies. These strategies will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the fund. Hedging refers to protecting against possible changes in the market value of securities a fund already owns or plans to buy or protecting unrealized gains in the fund's portfolio. These strategies may also be used to gain exposure to a particular securities market. The hedging and other strategic transactions which may be used are described below:

|_| exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices and other financial instruments,

|_|  financial futures contracts (including stock index futures),

|_|  interest rate transactions*, and

|_|  currency transactions**


                                                                 YOUR ACCOUNT 27

Collectively, these transactions are referred to in this prospectus as "Hedging and Other Strategic Transactions." The description in the prospectus for the underlying funds indicates which, if any, of these types of transactions may be used by the funds.

 *A fund's interest rate transactions may take the form of swaps, caps, floors and collars.

**A fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Hedging and Other Strategic Transactions may be used for the following purposes:

|_| to attempt to protect against possible changes in the market value of securities held or to be purchased by a fund resulting from securities markets or currency exchange rate fluctuations,

|_|  to protect a fund's unrealized gains in the value of its securities,

|_|  to facilitate the sale of a fund's securities for investment purposes,

|_|  to manage the effective maturity or duration of a fund's securities,

|_| to establish a position in the derivatives markets as a substitute for purchasing or selling securities in a particular market, or

|_| to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The ability of an underlying fund to utilize Hedging and Other Strategic Transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a fund's portfolio securities. While a subadviser will only use Hedging and Other Strategic Transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counter-party to the transaction does not perform as promised. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the requirement to segregate assets with respect to these transactions, appears in the SAI.

YOUR ACCOUNT 28

--------------------------------------------------------------------------------
DESCRIPTION OF UNDERLYING FUNDS

The Lifestyle Portfolios may invest in any of the underlying funds. The following tables set forth, separately for the fixed-income underlying funds of John Hancock Funds II and the equity underlying funds of each of John Hancock Funds II and John Hancock Funds III: (i) the names of the underlying funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the underlying funds for the current fiscal year; and (iii) brief descriptions of the underlying funds' investment goals and principal strategies. Additional investment practices are described in the Fund's Statement of Additional Information and in the prospectuses for the underlying funds.

Fixed-Income Underlying Funds -- John Hancock Funds II

                                      Estimated
Fund and subadviser(s)                expense ratio   Goal and principal strategy
-----------------------------------------------------------------------------------------------------------------------------------
Active Bond Fund                         0.67%        Seeks income and capital appreciation by investing at least 80% of its
Declaration Management & Research LLC                 assets in a diversified mix of debt securities and instruments.
and Sovereign Asset Management

-----------------------------------------------------------------------------------------------------------------------------------
Bond Index Fund                          0.94%        Seeks to track the performance of the Lehman Brothers Aggregate Index* (which
Declaration Management & Research LLC                 represents the U.S. investment grade bond market). The fund normally invests at  least 80% of its assets in securities listed in this Index. The fund is an intermediate-term bond fund of high and medium credit quality.

-----------------------------------------------------------------------------------------------------------------------------------
Core Bond Fund                           0.75%        Seeks total return consisting of income and capital appreciation by
Wells Capital Management, Incorporated                normally investing in a broad range of investment-grade debt securities.
                                                      The subadviser invests in debt securities that it believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the fund may also invest in unrated bonds believed to be comparable to investment-grade debt securities. Under normal circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5(1)/2 years.

-----------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund                         0.79%        Seeks to realize maximum total return, consistent with preservation of
Pacific Investment Management Company LLC             capital and prudent investment management by investing primarily in fixed-income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU) and the U.S. dollar.

-----------------------------------------------------------------------------------------------------------------------------------
High Income Fund                         0.77%        Seeks high current income by normally investing at least 80% of its assets
Sovereign Asset Management LLC                        in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents.

-----------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                          0.72%        Seeks to realize an above-average total return over a market cycle of three
Western Asset Management Company                      to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

-----------------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond Fund             0.69%        Seeks a high level of current income consistent with the maintenance of
Wellington Management Company, LLP                    principal and liquidity by investing in a diversified portfolio of investment grade bonds, focusing on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The fund may also invest up to 20% of its assets in non-investment grade fixed income securities.

-----------------------------------------------------------------------------------------------------------------------------------
Real Return Bond Fund                    0.75%        Seeks maximum return, consistent with preservation of capital and prudent
Pacific Investment Management Company LLC             investment management, by normally investing at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
                                                      governments and by corporations.

-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                     1.06%        Seeks income and capital appreciation by investing at least 80% of its assets
Declaration Management & Research LLC                 in a diversified mix of debt securities and instruments.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                 YOUR ACCOUNT 29

Fixed-Income Underlying Funds -- John Hancock Funds II continued

                                      Estimated
Fund and subadviser(s)                expense ratio   Goal and principal strategy
-----------------------------------------------------------------------------------------------------------------------------------
Spectrum Income Fund                      0.80%       Seeks a high level of current income with moderate share price
T. Rowe Price Associates, Inc.                        fluctuation. The fund diversifies its assets widely among market segments and seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular segments over time. The fund normally invests in domes- tic and international bonds, income-oriented stocks, short-term securities, mortgage-backed securities and U.S. Government securities.
                                                      The fund may invest in high yield fixed-income securities (commonly known as "junk bonds").

-----------------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund                       0.75%       Seeks a high level of total return consistent with preservation of
Western Asset Management Company                      capital by giving its subadviser broad discretion to deploy the fund's assets among certain segments of the fixed income market in the manner the subadviser believes will best contribute to achieving the fund's investment goal.

-----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                     1.15%       Seeks a high level of current income by normally investing primarily in:
Sovereign Asset Management LLC                        foreign government and corporate debt securities from developed and emerging markets; U.S. Government and agency securities; and U.S. high yield bonds.

-----------------------------------------------------------------------------------------------------------------------------------
Total Return Fund                         0.75%       Seeks to realize maximum total return, consistent with preservation of
Pacific Investment Management Company LLC             capital and prudent investment management, by normally investing at least
                                                      65% of its assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund           0.69%       Seeks a high level of current income, consistent with preservation of
Western Asset Management Company                      capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S.
                                                      Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

-----------------------------------------------------------------------------------------------------------------------------------
U.S. High Yield Bond Fund                 0.82%       Seeks total return with a high level of current income by normally
Wells Capital Management, Incorporated                investing primarily in below investment-grade debt securities (commonly known as "junk bonds" or high yield securities). The fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

Equity Underlying Funds -- John Hancock Funds II

                                      Estimated
Fund and subadviser(s)                expense ratio   Goal and principal strategy
-----------------------------------------------------------------------------------------------------------------------------------
500 Index Fund                            0.50%       Seeks to approximate the aggregate total return of a broad U.S. domestic
MFC Global Investment Management                      equity market index by attempting to track the performance of the S&P 500
(U.S.A.) Limited                                      Composite Stock Price Index*.

-----------------------------------------------------------------------------------------------------------------------------------
All Cap Core Fund                         0.93%       Seeks long-term growth of capital by investing primarily in common stocks
Deutsche Asset Management Inc.                        and other equity securities within all asset classes (small, mid and large cap), primarily those within the Russell 3000 Index.*

-----------------------------------------------------------------------------------------------------------------------------------
All Cap Growth Fund                       0.95%       Seeks long-term capital appreciation by normally investing the its assets
AIM Capital Management, Inc.                          principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

-----------------------------------------------------------------------------------------------------------------------------------
All Cap Value Fund                        0.89%       Seeks capital appreciation by investing in equity securities of U.S. and
Lord, Abbett & Co LLC                                 multinational companies in all capitalization ranges that the subadviser believes are undervalued.

-----------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund                     0.85%       Seeks to achieve long-term growth of capital (current income is a
T. Rowe Price Associates, Inc.                        secondary objective) by normally investing at least 80% of its total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.

-----------------------------------------------------------------------------------------------------------------------------------

30 YOUR ACCOUNT

Equity Underlying Funds -- John Hancock Funds II continued

                                      Estimated
Fund and subadviser(s)                expense ratio   Goal and principal strategy
-----------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                 0.90%       Seeks long-term capital growth by investing at least 65% of its total
Jennison Associates LLC                               assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium-to-large capitalization companies.

-----------------------------------------------------------------------------------------------------------------------------------
Classic Value Fund                        1.23%       Seeks long-term growth of capital by normally investing at least 80% of
Pzena Investment Management, LLC                      its net assets in domestic equity securities. The subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow.

-----------------------------------------------------------------------------------------------------------------------------------
Core Equity Fund                          0.84%       Seeks long-term capital growth by normally investing primarily in equity
Legg Mason Capital Management, Inc.                   securities that, in the subadviser's opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.

-----------------------------------------------------------------------------------------------------------------------------------
Dynamic Growth Fund                       1.13%       Seeks long-term growth of capital by investing in stocks and other equity
Deutsche Asset Management Inc.                        securities of medium-sized U.S. companies with strong growth potential.

-----------------------------------------------------------------------------------------------------------------------------------
Emerging Growth Fund                      0.87%       Seeks superior long-term rates of return through capital appreciation by
Sovereign Asset Management LLC                        normally investing primarily in high quality securities and convertible instruments of small-cap U.S. companies.

-----------------------------------------------------------------------------------------------------------------------------------
Emerging Small Company Fund               1.06%       Seeks long-term capital appreciation by investing, under normal market
RCM Capital Management LLC                            conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. companies with smaller capitalizations (which RCM defines as companies with market capitalizations of not less than 50% and not more than 200% of the weighted average market capitalization of the Russell 2000 Index).*

-----------------------------------------------------------------------------------------------------------------------------------
Equity-Income Fund                        0.85%       Seeks to provide substantial dividend income and also long-term capital
T. Rowe Price Associates, Inc.                        appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

-----------------------------------------------------------------------------------------------------------------------------------
Financial Services Fund                   1.09%       Seeks growth of capital by normally investing at least 80% of the its net
Davis Selected Advisers, L.P.                         assets (plus any borrowings for investment purposes) in companies principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

-----------------------------------------------------------------------------------------------------------------------------------
Fundamental Value Fund                    0.82%       Seeks growth of capital by normally investing primarily in common stocks
Davis Selected Advisers, L.P.                         of U.S. companies with market capitalizations of at least $10 billion.
                                                      The fund may also invest in U.S. companies with smaller capitalizations.

-----------------------------------------------------------------------------------------------------------------------------------
Global Allocation Fund                    1.14%       Seeks total return, consisting of long-term capital appreciation and
UBS Global Asset Management                           current income, by investing in equity and fixed income securities of
(Americas) Inc.                                       issuers located within and outside the U.S.

-----------------------------------------------------------------------------------------------------------------------------------
Global Fund                               1.04%       Seeks long-term capital appreciation by normally investing at least 80%
Templeton Global Advisors Limited                     of its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including emerging markets.

-----------------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund                      0.75%       Seeks to achieve a high total return by outperforming its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                S&P 500 Index. The fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                 YOUR ACCOUNT 31

Equity Underlying Funds -- John Hancock Funds II continued

                                      Estimated
Fund and subadviser(s)                expense ratio   Goal and principal strategy
-----------------------------------------------------------------------------------------------------------------------------------
Growth Fund                               0.85%       Seeks long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                the Russell 1000 Growth Index. The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell
                                                      1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.*

-----------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund                 0.87%       Seeks long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                the Russell 2500 Growth Index. The fund typically makes equity investments in companies whose stocks are included in the Russell 2500
                                                      Index, or in companies with total market capitalizations similar such companies ("small and mid-cap companies"). The fund normally invests at least 80% of its assets in investments in small and mid-cap companies.*

-----------------------------------------------------------------------------------------------------------------------------------
Global Real Estate Fund                   1.21%       Seeks to achieve a combination of long-term capital appreciation and
Deutsche Asset Management, Inc.                       current income by investing at least 80% of net assets in equity securities of real estate investment trusts ("REITS") and real estate companies including foreign REITs and real estate companies.

-----------------------------------------------------------------------------------------------------------------------------------
Health Sciences Fund                      1.20%       Seeks long-term capital appreciation by normally investing at least 80%
T. Rowe Price Associates, Inc.                        of its net assets Inc. (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively, "health sciences").

-----------------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund           0.63%       Seeks to track the performance of broad-based equity indices of foreign
SSgA Funds Management, Inc.                           companies in developed and emerging markets by attempting to track the performance of the MSCI All Country World ex-US Index*.

-----------------------------------------------------------------------------------------------------------------------------------
International Growth Fund                 1.03%       Seeks long term capital appreciation by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                benchmark, the S&P/Citigroup Primary Market Index ("PMI") Europe,
                                                      Pacific, Asia Composite ("EPAC") Growth Style Index. The fund typically invests in a diversified portfolio of equity investments from developed markets throughout the world.

-----------------------------------------------------------------------------------------------------------------------------------
International Opportunities Fund          1.11%       Seeks long-term growth of capital by normally investing at least 65% of
Marsico Capital Management, LLC                       its assets in common stocks of foreign companies selected for their long-term growth potential. The fund may invest in companies of any size throughout the world and normally invests in issuers from at least three different countries not including the U.S. It may invest in common stocks of companies operating in emerging markets.

-----------------------------------------------------------------------------------------------------------------------------------
International Small Cap Fund              1.08%       Seeks long-term capital appreciation by investing primarily in the common
Templeton Investment Counsel, LLC                     stock of smaller companies outside the U.S. and normally invests at least
                                                      80% of its net assets (plus any borrowing for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues of $4 billion or less ("small company securities").

-----------------------------------------------------------------------------------------------------------------------------------
International Small Company Fund          1.12%       Seeks long-term capital appreciation by investing its assets in equity
Dimensional Fund Advisors, Inc.                       securities of non-U.S. small companies of developed and emerging markets countries.

-----------------------------------------------------------------------------------------------------------------------------------
International Stock Fund                  1.02%       Seeks to achieve high total return by outperforming its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                MSCI EAFE Index. The fund normally invests 80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed markets other than the U.S.

-----------------------------------------------------------------------------------------------------------------------------------
International Value Fund                  0.93%       Seeks long-term growth of capital by normally investing primarily in
Templeton Investment Counsel, Inc.                    equity securities of companies located outside the U.S., including emerging markets.*

-----------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                      0.83%       Seeks long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                the Russell 1000 Value Index. The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

-----------------------------------------------------------------------------------------------------------------------------------

32 YOUR ACCOUNT

Equity Underlying Funds -- John Hancock Funds II continued

                                      Estimated
Fund and subadviser(s)                expense ratio   Goal and principal strategy
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Fund                            0.93%       Seeks to maximize total return, consisting of capital appreciation and
UBS Global Asset Management                           current income, by normally investing at least 80% of its net assets
(Americas) Inc.                                       (plus borrowings for investment purposes, if any) in equity securities of
                                                      U.S. large capitalization companies.

-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund                     0.95%       Seeks long-term growth of capital by normally investing at least 80% of
Fidelity Management & Research                        its net assets (plus any borrowings for investment purposes) in equity
Company                                               securities of companies with large market capitalizations.

-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                      0.94%       Seeks long-term growth of capital by normally investing, primarily in a
Fund Asset Management, L.P.                           diversified portfolio of equity securities of large cap companies located
(doing business as "Mercury Advisors")                in the U.S.

-----------------------------------------------------------------------------------------------------------------------------------
Managed Fund                              1.16%       Seeks income and long-term capital appreciation by investing primarily in
Grantham, Mayo, Van Otterloo & Co. LLC                a diversified mix of: (a) common stocks of large and mid sized U.S.
and Declaration Management & Research LLC             companies; and (b) bonds with an overall intermediate term average maturity. The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the fund's portfolio.

-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core Fund                         0.93%       Seeks long-term growth of capital by normally investing at least 80% of
AIM Capital Management, Inc.                          its assets in equity securities, including convertible securities, of mid-capitalization companies.

-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund                        0.54%       Seeks to approximate the aggregate total return of a mid cap U.S.
MFC Global Investment Management                      domestic equity market index by attempting to track the performance of
(U.S.A.) Limited                                      the S&P Mid Cap 400 Index*.

-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock Fund                        0.90%       Seeks long-term growth of capital by normally investing at least 80% of
Wellington Management Company, LLP                    its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. The fund tends to invest in companies having market capitalizations similar to those of companies included in the
                                                      Russell Mid Cap Index.

-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                 1.02%       Seeks to provide long-term growth of capital by investing at least 80% of
RiverSource Investment, LLC                           its net assets in equity securities of medium-sized companies.

-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                        0.90%       Seeks capital appreciation by normally investing at least 80% of its net
Lord, Abbett & Co LLC                                 assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations at the time of purchase within the market capitalization range of companies in the Russell Mid Cap Index.*

-----------------------------------------------------------------------------------------------------------------------------------
Natural Resources Fund                    1.06%       Seeks long-term total return by normally investing primarily in equity
Wellington Management Company, LLP                    and equity-related securities of natural resource-related companies worldwide.

-----------------------------------------------------------------------------------------------------------------------------------
Pacific Rim Fund                          1.13%       Seeks long-term growth of capital by investing in a diversified portfolio
MFC Global Investment Management                      comprised primarily of common stocks and equity-related securities of
(U.S.A.) Limited                                      corporations domiciled in countries in the Pacific Rim region.

-----------------------------------------------------------------------------------------------------------------------------------
Quantitative All Cap Fund                 0.78%       Seeks long-term growth of capital by normally investing primarily in
MFC Global Investment Management                      equity securities of U.S. companies. The fund will generally focus on
(U.S.A.) Limited                                      equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

-----------------------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap Fund                 0.82%       Seeks long-term growth of capital by normally investing at least 80% of
MFC Global Investment Management                      its total assets (plus any borrowings for investment purposes) in U.S.
(U.S.A.) Limited                                      mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                 YOUR ACCOUNT 33

Equity Underlying Funds -- John Hancock Funds II continued

                                      Estimated
Fund and subadviser(s)                expense ratio   Goal and principal strategy
-----------------------------------------------------------------------------------------------------------------------------------
Quantitative Value Fund                   0.76%       Seeks long-term capital appreciation by investing primarily in large-cap
MFC Global Investment Management                      U.S. securities with the potential for long-term growth of capital.
(U.S.A.) Limited

-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Fund                   1.06%       Seeks to provide long-term growth through a combination of capital
T. Rowe Price Associates, Inc.                        appreciation and current income by investing at least 80% of its net assets in the equity securities of real estate companies.

-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund               0.74%       Seeks to achieve a combination of long-term capital appreciation and
Deutsche Asset Management Inc.                        current income by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITs") and real estate companies.

-----------------------------------------------------------------------------------------------------------------------------------
Science & Technology Fund                 1.12%       Seeks long-term growth of capital by normally investing at least 80% of
T. Rowe Price Associates, Inc.                        its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the fund's objective.

-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Fund                            0.92%       Seeks maximum capital appreciation consistent with reasonable risk to
Independence Investment LLC                           principal by normally investing at least 80% of its net assets in equity securities of companies whose market capitalizations are under $2 billion.

-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                     1.54%       Seeks long-term capital appreciation by normally investing primarily in
Wellington Management Company, LLP                    small-cap companies believed to offer above average potential for growth in revenues and earnings.

-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund                      0.54%       Seeks to approximate the aggregate total return of a small cap U.S.
MFC Global Investment Management                      domestic equity market index by attempting to track the performance of
(U.S.A.) Limited                                      the Russell 2000 Index.*

-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Opportunities Fund              1.06%       Seeks long-term capital appreciation by normally investing at least 80%
Munder Capital Management                             of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000
                                                      Index.*

-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                      1.54%       Seeks long-term capital appreciation by normally investing at least 80%
Wellington Management Company, LLP                    of its assets in small-cap companies that are believed to be undervalued by various measures and to offer good prospects for capital appreciation.

-----------------------------------------------------------------------------------------------------------------------------------
Small Company Fund                        1.13%       Seeks long-term capital growth by normally investing primarily in equity
American Century Investment                           securities of smaller-capitalization U.S. companies. The subadviser uses
Management, Inc.                                      quantitative, computer-driven models to construct the fund's portfolio of stocks.

-----------------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund                 1.15%       Seeks long-term growth of capital by normally investing at least 80% of
AIM Capital Management, Inc.                          its assets in securities of small-capitalization companies. The subadviser seeks to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital.

-----------------------------------------------------------------------------------------------------------------------------------
Small Company Value Fund                  1.08%       Seeks long-term growth of capital by investing primarily in small
T. Rowe Price Associates, Inc.                        companies whose common stocks are believed to be undervalued. The fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the
                                                      Russell 2000 Index at the time of purchase.*

-----------------------------------------------------------------------------------------------------------------------------------
Special Value Fund                       1.08%        Seeks long-term capital growth by normally investing at least 80% of its
Salomon Brothers Asset Management Inc                 net assets in common stocks and other equity securities of companies whose market capitalizations at the time of investment are no greater than the market capitalization of companies in the Russell 2000 Value
                                                      Index.

-----------------------------------------------------------------------------------------------------------------------------------

34 YOUR ACCOUNT

Equity Underlying Funds -- John Hancock Funds II continued

                                      Estimated
Fund and subadviser(s)                expense ratio   Goal and principal strategy
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Value Fund                      0.94%       Seeks capital appreciation by normally investing at least 65% of its net
Massachusetts Financial Services                      assets in common stocks and related securities of companies which the
Company                                               subadviser believes are undervalued in the market relative to their long term potential.*

-----------------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index Fund             0.54%       Seeks to approximate the aggregate total return of a broad U.S. domestic
MFC Global Investment Management                      equity market index by attempting to track the performance of the
(U.S.A.) Limited                                      Wilshire 5000 Equity Index.*

-----------------------------------------------------------------------------------------------------------------------------------
U.S. Global Leaders Growth Fund           0.78%       Seeks long-term growth of capital by normally investing primarily in
Sustainable Growth Advisers, L.P.                     common stocks of "U.S. Global Leaders" as determined by the subadviser.

-----------------------------------------------------------------------------------------------------------------------------------
U.S. Multi Sector Fund                    0.81%       Seeks long term capital appreciation. The fund normally invests in
Grantham, Mayo, Van Otterloo & Co. LLC                securities in the Wilshire 5000 Index, an independently maintained index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S. The fund normally invests at least 80% of its assets in investments tied economically to the U.S.*

-----------------------------------------------------------------------------------------------------------------------------------
Utilities Fund                            1.14%       Seeks capital growth and current income (income above that available from
Massachusetts Financial Services                      a portfolio invested entirely in equity securities) by normally investing
Company                                               at least 80% of its net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.

-----------------------------------------------------------------------------------------------------------------------------------
Value & Restructuring Fund                0.90%       Seeks long-term capital appreciation by investing primarily (at least 65%
UST Adviser, Inc.                                     of its assets) in common stocks of U.S. and foreign companies whose share prices, in the opinion of the subadviser, do not reflect the economic value of company assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight true company values. In choosing investments for the fund, the subadviser looks for companies as to which restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The subadviser may select companies of any size for the fund, and the fund invests in a diversified group of companies across a number of different industries.

-----------------------------------------------------------------------------------------------------------------------------------
Value Fund                                0.86%       Seeks to realize an above-average total return over a market cycle of
Van Kampen Investments                                three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalizations of companies in the Russell Midcap Value
                                                      Index.*

-----------------------------------------------------------------------------------------------------------------------------------
Value Opportunities Fund                  0.88%       Seeks long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                the Russell 2500 Value Index. The fund typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar such companies
                                                      ("small cap companies"). The fund normally invests at least 80% of its assets in securities of small cap companies.*

-----------------------------------------------------------------------------------------------------------------------------------
Vista Fund                                0.97%       Seeks long-term capital growth by normally investing in common stocks of
American Century Investment                           U.S. and foreign companies that are medium-sized and smaller at the time of purchase. The Management, Inc. fund also may invest in domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, non-leveraged futures contracts and options, notes, bonds and other debt securities. The subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                 YOUR ACCOUNT 35

Equity Underlying Funds -- John Hancock Funds III

                                      Estimated
Fund and subadviser(s)                expense ratio   Goal and principal strategy
-----------------------------------------------------------------------------------------------------------------------------------
Active Value Fund                         0.90%       Seeks long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                the Russell 1000 Value Index. The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index.

-----------------------------------------------------------------------------------------------------------------------------------
Global Fund                               1.17%       Seeks to achieve high total return by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                benchmark, the S&P/Citigroup Primary Market Index ("PMI") World Growth
                                                      Index. The fund typically invests in a diversified portfolio of equity investments from the world's developed markets.

-----------------------------------------------------------------------------------------------------------------------------------
Growth Fund                               0.90%       Seeks long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                the Russell 1000 Growth Index. The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell
                                                      1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

-----------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund                 0.88%       Seeks long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                the Russell 2500 Growth Index. The fund typically makes equity investments in companies whose stocks are included in the Russell 2500
                                                      Index, or in companies with total market capitalizations similar such companies ("small cap companies"). The fund normally invests at least 80%
                                                      of its assets in investments in small cap companies.

-----------------------------------------------------------------------------------------------------------------------------------
International Core Fund                   1.05%       Seeks to achieve high total return by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                benchmark, the MSCI EAFE Index. The fund normally invests 80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed markets outside the U.S.

-----------------------------------------------------------------------------------------------------------------------------------
International Growth Fund                 1.08%       Seeks to achieve high total return by seeking to outperform its
Grantham, Mayo, Van Otterloo & LLC                    benchmark, the S&P/Citigroup Primary Market Index ("PMI") Europe,
                                                      Pacific, Asia Composite ("EPAC") Growth Style Index.* The fund typically invests in a diversified mix of equity investments from developed markets outside the U.S.

-----------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                      0.84%       Seeks long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                the Russell 1000 Value Index. The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

-----------------------------------------------------------------------------------------------------------------------------------
U.S. Core Fund                            0.83%       Seeks to achieve a high total return by outperforming its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                S&P 500 Index. The fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market.

-----------------------------------------------------------------------------------------------------------------------------------
U.S. Quality Equity Fund                  0.85%       Seeks to achieve a high total return by outperforming its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                S&P 500 Index. The fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market. The fund typically holds between 40 and 80 stocks.

-----------------------------------------------------------------------------------------------------------------------------------
Value Opportunities Fund                  0.89%       Seeks long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                the Russell 2500 Value Index. The fund typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar such companies
                                                      ("small cap companies"). The fund normally invests at least 80% of its assets in securities of small cap companies.*

-----------------------------------------------------------------------------------------------------------------------------------

* "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc., Russell 1000(R), Russell 1000 Value(R), Russell 1000 Growth(R), "Russell 2000(R)," "Russell 2000(R) Growth", Russell 2500(R), Russell 2500 Value(R), Russell 2500 Growth(R), "Russell 3000(R)", Russell Mid Cap (R) and Russell Mid Cap Value(R) are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex-US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the funds.

36 YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by John Hancock Funds
II. The Board of Trustees of John Hancock Funds II oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

The Trustees have the power to change the respective investment goal of each of the Lifestyle Portfolios without shareholder approval.

Management fees The Fund pays the Adviser a fee for each Lifestyle Portfolio. The fee is stated as an annual percentage of the current value of the aggregate assets of all the Lifestyle Portfolios (together with the assets of all the Lifestyle Trusts of John Hancock Trust) determined in accordance with the following schedule and that rate is applied to the assets of each fund.

--------------------------------------------------------------------------------
Management fee schedule
--------------------------------------------------------------------------------

                                           First           Excess over
                                           $7.5 billion    $7.5 billion
Aggregate Assets of Lifestyle Portfolios
and JHT Lifestyle Trusts                   0.050%          0.040%

                                                          ----------------
                                                          | Shareholders |-----------------------|
                                                          ----------------                       |
                                                                  |                              |
   |---                                                           |                              |
   |                                                              |                              |
   |                                      ------------------------------------------------       |
   |                                      |         Financial services firms and         |       |
   |                                      |             their representatives            |       |
   |                             |--------|                                              |-------|
   |                             |        |     Advise current and prospective share-    |       |
   |      Distribution and       |        |   holders on their fund investments, often   |       |
   |    shareholder services     |        | in the context of an overall financial plan. |       |
   |                             |        ------------------------------------------------       |
   |                             |                                                               |
   |       -----------------------------------------------        -----------------------------------------------------
   |       |            Principal distributor            |        |                  Transfer agent                   |
   |       |                                             |        |                                                   |
   |       |           John Hancock Funds, LLC           |        |       John Hancock Signature Services, Inc.       |
   |       |                                             |        |                                                   |
   |       |  Markets the funds and distributes shares   |        |  Handles shareholder services, including record-  |
   |       | through selling brokers, financial planners |        | keeping and statements, distribution of dividends |
   |       |    and other financial representatives.     |        |     and processing of buy and sell requests.      |
   |       -----------------------------------------------        -----------------------------------------------------
   |                             |                                                               |
   |---                          |                                                               |
                                 |---------------------------------------------------------------|
                                                                    |                                                           ---|
----------------------------------  ---------------------------------  |  ---------------------------------------------            |
|                                |  |                               |  |  |                 Custodian                 |            |
|           Subadviser           |  |      Investment adviser       |  |  |                                           |            |
|                                |  |                               |  |  |     State Street Bank & Trust Company     |            |
|      MFC Global Investment     |  |    John Hancock Investment    |  |  |        2 Avenue de Lafayette Street       |            |
|   Management (U.S.A.) Limited  |--|   Management Services, LLC    |  |  |            Boston, MA 02111               |     Asset  |
|      200 Bloor Street East     |  |      601 Congress Street      |  |  |                                           |  management|
|Toronto, Ontario, Canada M4W 1E5|  |      Boston, MA 02210-2805    |  |  |   Holds the fund's assets, settles all    |            |
|                                |  |                               |  |  | portfolio trades and collects most of the |            |
| Provides portfolio management  |  |Manages the fund's business and|  |  |  valuation data required for calculating  |            |
|         to the funds.          |  |    investment activities.     |  |  |             each fund's NAV.              |            |
----------------------------------  ---------------------------------  |  ---------------------------------------------            |
              |                                 |                      |                         |                                 |
              |                                 |                      |                         |                                 |
-----------------------------------------       |----------------------|-------------------------|                              ---|
|         Subadviser consultant         |                              |
|    Deutsche Asset Management, Inc.    |                              |
|            345 Park Avenue            |             ----------------------------------
|       New York, New York 10154        |             |            Trustees            |
|                                       |             |                                |
| Provides assets allocation consulting |             | Oversee the funds' activities. |
|      services to the subadviser.      |             ----------------------------------
-----------------------------------------

                                                                 FUND DETAILS 37

BUSINESS STRUCTURE

Subadviser MFC Global (U.S.A.) is the subadviser to each of the Lifestyle Portfolios. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly-owned subsidiary of MFC.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifestyle Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

The subadviser is compensated by the Adviser, and not by any of the Lifestyle Portfolios. Similarly, DeAM is compensated by the subadviser, and not by any of the Lifestyle Portfolios.

Pursuant to an order received from the SEC, the Adviser, subject to Board approval, is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Portfolio manager Steve Orlich is the portfolio manager for each Lifestyle Portfolio. He joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. The Fund's Statement of Additional Information includes additional information about Mr. Orlich's compensation, the accounts he manages other than the Lifestyle Portfolios and his ownership of shares of the funds, if any.

Financial highlights Financial highlights are not yet available for the funds of John Hancock Funds II which are newly organized.


38 FUND DETAILS

For more information

Two documents are available that offers further information on John Hancock Funds II:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI of John Hancock Funds II contains more detailed information on all aspects of the Lifestyle Portfolios, including a summary of the policy of John Hancock Funds II regarding disclosure of the funds' portfolio holdings. The current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the SAI of John Hancock Funds II, please contact John
Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000
By phone: 1-800-225-5291
By EASI-Line: 1-800-338-8080
By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21799

(C)2006 JOHN HANCOCK FUNDS, LLC        LS0PN   X/06

[LOGO] John Hancock (R)

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

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Now available: electronic delivery
www.jhfunds.com/edelivery
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